Accounts Receivable, Net (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Accounts Receivable Net [Abstract]
Accounts receivable	$ 653	$ 817
Less: Provision for doubtful accounts	0	0
Accounts receivable, net	$ 653	$ 817